Risks and Concentration (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021	Dec. 31, 2021 CNY (¥)
Risks and Concentration (Details) [Line Items]
Cash and cash equivalents (in Yuan Renminbi)	¥ 66,669		¥ 131,600
Number of customers	1	3
Number of suppliers		2
Net Revenue [Member] | Customer Three [Member]
Risks and Concentration (Details) [Line Items]
Revenue percentage	10.00%	10.00%
Net Revenue [Member] | Customer One [Member]
Risks and Concentration (Details) [Line Items]
Revenue percentage	10.00%	10.00%
Cost of revenue [Member]
Risks and Concentration (Details) [Line Items]
Revenue percentage	10.00%	10.00%
Suppliers Two [Member] | Cost of revenue [Member]
Risks and Concentration (Details) [Line Items]
Revenue percentage	10.00%	10.00%